Accounting Policies (Policies) - EBP 008	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Use of Estimates
Use of Estimates and Basis of Accounting. The accompanying financial statements are prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.

Basis of Accounting
Use of Estimates and Basis of Accounting. The accompanying financial statements are prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition. Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan Administrator determines the Plan's valuation policies utilizing information provided by the investment advisers and custodians. Refer to Note 3 for the fair value measurement disclosures associated with the Plan’s investments.

Purchases and sales of securities are recorded on a trade-date basis. Interest earned on investments is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments purchased and sold as well as held during the year.

Payment of Benefits and Transfers of Participants’ Balances
Payment of Benefits. Distributions are made to Plan participants based upon the fair value of each participant's investment account (except for distributions from UGI Common Stock, to the extent not all shares are sold on the same date) as of the dates of the distribution. Distributions to participants are recorded when paid.

Transfers of Participants’ Balances. Transfers of participant balances also represent amounts transferred to or from the AmeriGas Propane, Inc. Savings Plan, which is an affiliated plan. During the 2025 Plan Year, net transfers of participant balances from the AmeriGas Propane, Inc. Savings Plan was $991,283. During the 2024 Plan Year, net transfers of participant balances from the AmeriGas Propane, Inc. Savings Plan was $1,122,519.

Employers' contributions receivable	Employers' contributions receivable. Employer match true-up contributions are recorded as a receivable for the period to which they are related. Participant accounts are credited with the true-up contribution in the following year.
Notes Receivable from Participants
Notes Receivable from Participants. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable is recorded on an accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Risks and Uncertainties
Risks and Uncertainties. The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Market risks include global events which could impact the value of the investment security such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in risk in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Excess Contributions Payable
Excess Contributions Payable. Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service (“IRS”) are recorded as a liability with a corresponding reduction to participants' contributions. Subsequent to December 31, 2025, the Plan distributed the 2025 excess contributions to the applicable participants.